Submission	May 21, 2026
Submission [Line Items]
Central Index Key	0002123471
Registrant Name	Columbus Circle Capital Corp III
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A